Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share
Weighted average number of common shares outstanding

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Issued common shares at beginning of period	67,926,256	57,842,922	64,676,256	56,378,306
Effect of shares issued	509,483	1,429,855	3,068,304	1,792,078
Weighted average number of common shares outstanding – basic	68,435,739	59,272,777	67,744,560	58,170,384

Weighted average number of shares outstanding – b diluted	68,435,739	59,272,777	67,744,560	58,170,384